Shareholder remuneration and earnings per share - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Basic earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 3,752	€ 3,616
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(266)	(178)
Net profit for the year	3,486	3,438
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 3,486	€ 3,438
Weighted average number of shares outstanding	16,129,055,793	14,823,034,696
Total basic earnings (loss) per share	€ 0.220	€ 0.230
Basic earnings per share from continuing operations (euros)	€ 0.220	€ 0.230